Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth certain information with respect to the company’s financial performance and the compensation paid to our named executive officers (or “NEOs”) for our fiscal years ending in 2025, 2024, 2023, 2022, and 2021:

					Value of Initial Fixed $100 Investment Based On:
	Summary Compensation Table Total for PEO(1)(2) ($)	Compensation Actually Paid to PEO(1)(2) ($)	Average Summary Compensation Table Total for Other NEOs(1)(2) ($)	Average Compensation Actually Paid to Other NEOs(1)(2) ($)	Total Shareholder Return(3) ($)	Peer Group (Industry Index) Total Shareholder Return(3)(4) ($)	Net Income ($ in millions)	Adjusted EBITDA(5) ($ in millions)

2025	5,602,413	(3,471,284)	2,139,580	(767,562)	297.02	243.15	38.8	1,628.8
2024	8,070,289	8,557,340	2,700,342	2,877,737	480.21	248.50	520.3	1,619.1
2023	10,248,697	10,343,854	4,129,627	4,162,643	458.40	251.01	923.0	1,428.3
2022	2,920,473	4,586,132	1,206,938	1,731,366	365.49	242.38	773.2	1,086.3
2021	2,618,648	3,775,304	1,143,263	1,577,661	236.69	166.74	6.4	543.0

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For 2022-2025, our principal executive officer, or “PEO,” was Nick O’Grady and our non-PEO NEOs (the “Other NEOs”) were Adam Dirlam, President; Chad Allen, Chief Financial Officer; James Evans, Chief Technical Officer; and Erik Romslo, Chief Legal Officer & Secretary. For 2021, the PEO was Nick O’Grady and the Other NEOs were Adam Dirlam, President; Chad Allen, Chief Financial Officer; Mike Kelly, Chief Strategy Officer; and Erik Romslo, Chief Legal Officer & Secretary.
Peer Group Issuers, Footnote	The peer group used for this TSR calculation is the SPDR S&P Oil & Gas Exploration & Production ETF (the “XOP”), which is the industry index as disclosed in our 2025 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 5,602,413	$ 8,070,289	$ 10,248,697	$ 2,920,473	$ 2,618,648
PEO Actually Paid Compensation Amount	$ (3,471,284)	8,557,340	10,343,854	4,586,132	3,775,304
Adjustment To PEO Compensation, Footnote	Summary Compensation Table (or “SCT”) to Compensation Actually Paid to our PEO and our Other NEOs (as an average) for 2025 is shown below:

	2025
Adjustments	PEO ($)	Average of Other NEOs ($)

Total Compensation from SCT	5,602,413	2,139,580
Adjustments for stock and option awards:
(Subtraction): SCT amounts	(2,815,683)	(837,622)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	1,388,186	424,753
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(7,117,856)	(2,263,734)
Addition: Vesting date fair value of awards granted and vesting during such year	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(528,344)	(230,539)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—
Compensation Actually Paid (as calculated)	(3,471,284)	(767,562)

Non-PEO NEO Average Total Compensation Amount	$ 2,139,580	2,700,342	4,129,627	1,206,938	1,143,263
Non-PEO NEO Average Compensation Actually Paid Amount	$ (767,562)	2,877,737	4,162,643	1,731,366	1,577,661
Adjustment to Non-PEO NEO Compensation Footnote	Summary Compensation Table (or “SCT”) to Compensation Actually Paid to our PEO and our Other NEOs (as an average) for 2025 is shown below:

	2025
Adjustments	PEO ($)	Average of Other NEOs ($)

Total Compensation from SCT	5,602,413	2,139,580
Adjustments for stock and option awards:
(Subtraction): SCT amounts	(2,815,683)	(837,622)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	1,388,186	424,753
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(7,117,856)	(2,263,734)
Addition: Vesting date fair value of awards granted and vesting during such year	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(528,344)	(230,539)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—
Compensation Actually Paid (as calculated)	(3,471,284)	(767,562)

Compensation Actually Paid vs. Total Shareholder Return	(1)TSR in the above chart, in the case of both the company and the industry index, reflects the cumulative return of $100 as if invested on December 31, 2020, including reinvestment of any dividends.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	(1)TSR in the above chart, in the case of both the company and the industry index, reflects the cumulative return of $100 as if invested on December 31, 2020, including reinvestment of any dividends.
Tabular List, Table
The following table lists our most important financial performance measures used by us to link Compensation Actually Paid to the NEOs for fiscal year 2025 to our performance for fiscal year 2025. The performance measures included in this table are not ranked by relative importance.

Adjusted EBITDA
Absolute TSR
Relative TSR Percentile vs. Peer Group
Return on Capital Employed

Total Shareholder Return Amount	$ 297.02	480.21	458.40	365.49	236.69
Peer Group Total Shareholder Return Amount	243.15	248.50	251.01	242.38	166.74
Net Income (Loss) Available to Common Stockholders, Basic	$ 38,800,000	$ 520,300,000	$ 923,000,000.0	$ 773,200,000	$ 6,400,000
Company Selected Measure Amount	1,628.8	1,619.1	1,428.3	1,086.3	543.0
PEO Name	Nick O’Grady	Nick O’Grady	Nick O’Grady	Nick O’Grady	Nick O’Grady
Additional 402(v) Disclosure	TSR is calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2020 (the last trading day of 2020) through and including the end of the fiscal year for each year reported in the table.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we used to link Compensation Actually Paid to our NEOs for 2025 to our company’s performance, is Adjusted EBITDA. We define Adjusted EBITDA as net income (loss) before (i) interest expense, (ii) income taxes, (iii) depreciation, depletion, amortization, and accretion, (iv) non-cash stock based compensation expense, (v) (gain) loss on the extinguishment of debt, (vi) contingent consideration (gain) loss, (vii) acquisition transaction expense, (viii) other non-cash adjustments, (ix) (gain) loss on unsettled interest rate derivatives, and (x) (gain) loss on unsettled commodity derivatives. See Appendix A for additional information on our Adjusted EBITDA calculation.
Measure:: 2
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR Percentile vs. Peer Group
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Capital Employed
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,815,683)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,388,186
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,117,856)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(528,344)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(837,622)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	424,753
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,263,734)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(230,539)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0